UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                              ----------------

Check here if Amendment / /; Amendment Number:_________________

  This Amendment (Check only one.):   / / is a restatement.
                                      / / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    TCG Holdings, L.L.C.
        ------------------------------
Address: c/o The Carlyle Group
        ------------------------------
         1001 Pennsylvania Avenue, NW
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         Suite 220 S.
        ------------------------------
         Washington, DC  20004-2505
        ------------------------------

Form 13F File Number:  28- 12410
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel A. D'Aniello
      ---------------------
Title: Managing Director
      ---------------------
Phone: 202-729-5626
      ---------------------

Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello       Washington, DC       May 17, 2010
-----------------------       --------------       ------------
       Signature               City, State            Date


/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

Form 13F File Number            Name

28-________________             _________________________

                             FORM 13F SUMMARY PAGE


Report Summary:


 Number of Other Included Managers:      1
                                        -------------

 Form 13F Information Table Entry Total: 11
                                        -------------

 Form 13F Information Table Value Total: $19,008
                                        -------------
                                        (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.            Form 13F File Number      Name
1           28-12429                     Carlyle Investment Management L.L.C.
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


                          FORM 13-F INFORMATION TABLE

              COLUMN 1          COLUMN 2     COLUMN 3  COLUMN 4          COLUMN 5            COLUMN 6   COLUMN 7      COLUMN 8
                                                   VALUE   SHRS OR  SH/      PUT/     INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS       CUSIP     (x$1000)  PRN AMT  PRN      CALL     DISCRETION  MANAGERS  SOLE   SHARED NONE
American Tower Corp   CL A           029912201     $447     10,500  SH        --    Shared-Defined   1             10,500
Clearwire Corp New    CL A           18538Q105     $537     75,000  SH        --    Shared-Defined   1             75,000
Comcast Corp New      CL A           20030N101     $942     50,000  SH        --    Shared-Defined   1             50,000
Dex One Corp          Com            25212W100     $619     22,186  SH        --    Shared-Defined   1             22,186
Lear Corp             Com New        521865204     $12,705  160,119 SH        --    Shared-Defined   1            160,119
O Charleys Inc        Com            670823103     $739     82,700  SH        --    Shared-Defined   1             82,700
Owens Corning New     Com            690742101     $890     35,000  SH        --    Shared-Defined   1             35,000
SPDR Series Trust     S&P Homebuild  78464A888     $252     15,000  SH        --    Shared-Defined   1             15,000
SuperMedia Inc        Com            868447103     $514     12,640  SH        --    Shared-Defined   1             12,640
Time Warner Cable Inc Com            88732J207     $986     18,500  SH        --    Shared-Defined   1             18,500
XTO Energy Inc        Com            98385X106     $377     8,000   SH        --    Shared-Defined   1             8,000